OTHER LONG-TERM LIABILITIES	12 Months Ended
Dec. 31, 2024
OTHER LONG-TERM LIABILITIES.
OTHER LONG-TERM LIABILITIES

17— OTHER LONG-TERM LIABILITIES

Other long-term liabilities consist of the following:

	December 31,
	2024	2023
Provision for retirement indemnities (Japan & France), less current portion	2,178	2,241
Provision for employee termination indemnities (Korea) less current portion	169	149
Provision for Asset Retirement Obligation (Japan) less current portion	30	91
Provision for warranty costs, less current portion	18	65
Provision for guarantee given to customer, less current portion	66	66
Conditional government advances, less current portion	436	463
Accrued interest less current portion	—	—
Total	2,897	3,075

Provision for asset retirement obligation in Japan is related to subsidiary’s offices and warehouses.

Pension, post-retirement and post-employment benefits for most of the Company’s employees are sponsored by European governments. In addition to government-sponsored plans, subsidiaries in Japan and France have defined benefit retirement plans in place. The provision for retirement indemnities at December 31, 2024 represents an accrual for lump-sum retirement benefit payments to be paid at the time an employee retires if he or she is still present at the Company at the date of retirement. This provision has been calculated taking into account the estimated payment at retirement (discounted to the current date), turnover and salary increases.

The provision is management’s best estimate based on the following assumptions as of year-end:

	Retirement indemnities France
	2024	2023
Discount rate	3.35%	3.19%
Salary increase	3.00%	3.00%
Retirement age	65	65
Average retirement remaining service period	23	23

	Retirement indemnities Japan
	2024	2023
Discount rate	1.70%	1.30%
Salary increase	2.50%	2.50%
Retirement age	60	60
Average retirement remaining service period	14	14

The discount rate retained is determined by reference to the high quality rates for AA- rated corporate bonds for a duration equivalent to that of the obligations.

At December 31, 2024, the provision which represents the projected benefit obligation in accordance with ASC 718 consists of:

	France	Japan
Non-current liabilities	1,123	1,055
Current liabilities	—	145
Total projected benefit obligation	1,123	1,200

At December 31, 2023, the provision which represents the projected benefit obligation in accordance with ASC 718 consists of:

	France	Japan
Non-current liabilities	1,084	1,157
Current liabilities	—	70
Total projected benefit obligation	1,084	1,227

The Company does not have a funded benefit plan. A detailed reconciliation of pension cost components (in thousands of euros) during fiscal year for each of the three years ending December 31, 2024 is as follows:

France	2024	2023	2022
Change in benefit obligations:
Projected Benefit obligations at beginning of year	1,084	934	1,080
Service cost	75	67	84
Interest cost	35	34	11
Net loss or (gain)	—	—	—
Actuarial (gain) or loss	(20)	66	(241)
Amortization of net prior service cost	—	—	—
Benefits paid	(51)	(17)	—
Projected Benefit obligations at end of year (1)	1,123	1,084	934
Unrecognized actuarial (gain) loss (2)	(163)	(146)	(219)
Unrecognized prior service cost (2)	12	13	14
(1)	The accumulated benefit obligation was €824 thousand and €805 thousand at December 31, 2024 and 2023 respectively.
(2)	The amount in accumulated other comprehensive loss to be recognized as components of net periodic benefit costs in 2024 is €152 thousand.

Japan	2024	2023	2022
Change in benefit obligations:
Projected Benefit obligations at beginning of year	1,227	1,219	1,302
Service cost	110	114	112
Interest cost	15	13	7
Amortization of net loss	—	—	—
Actuarial (gain) / loss	(35)	4	(30)
Benefits paid	(65)	(76)	(75)
Plan Amendments	—	74	—
Exchange rate impact	(51)	(122)	(95)
Projected Benefit obligations at end of year (1)	1,200	1,227	1,219
Unrecognized actuarial (gain) loss (2)	43	81	86
Unrecognized prior service cost (2)	64	74	—
(1)	The accumulated benefit obligation was €1,011 thousand and €1,030 thousand at December 31, 2024 and 2023, respectively.
(2)	The amount in accumulated other comprehensive loss to be recognized as components of net periodic benefit costs in 2024 is €106 thousand.

The benefits expected to be paid in each of the next five fiscal years, and in the aggregate for the five fiscal years thereafter, are detailed in the table below:

	France	Japan
2025	—	146
2026	129	137
2027	85	65
2028	85	44
2029	85	17
2030-2034	408	1,005
	793	1,414